COMMON SHARE (Details)			1 Months Ended	12 Months Ended
	May. 09, 2014 shares	Apr. 09, 2014 shares	Apr. 30, 2014 shares	Mar. 31, 2015 Vote class
Common share
Class B to Class A common share conversion ratio			1
Class A redesignated to Class C common shares (in shares)			805,100
Number of classes of authorized ordinary shares | class				2
Class A common shares
Common share
Number of vote each share entitled to | Vote				1
Common shares issued (in shares)		5,215,794
Class A common shares | IPO
Common share
Common shares issued (in shares)		3,787,223
Class A common shares | Private placement
Common share
Common shares issued (in shares)		1,428,571
Conversion of convertible preferred shares to common shares (in shares)		20,781,515
Class A common shares | Green Shoe
Common share
Common shares issued (in shares)	514,556
Class C common shares
Common share
Number of vote each share entitled to | Vote				15